Common Shares - Restricted Stock Activity (Details) - 2013 Equity Incentive Plans - Restricted Stock	6 Months Ended
Jun. 30, 2018 USD ($) EquityInstruments
Equity Incentive Plans
Number of shares, outstanding and non-vested, beginning of the period (in shares) | EquityInstruments	19,254,411
Number of shares, granted (in shares) | EquityInstruments	5,122,448
Number of shares, vested (in shares) | EquityInstruments	(2,702,113)
Number of shares, outstanding and non-vested, end of the period (in shares) | EquityInstruments	21,674,746
Weighted average grant date fair value, outstanding and non-vested, beginning of the period (in dollars per share) | $	$ 5.34
Weighted average grant date fair value, granted (in dollars per share) | $	2.22
Weighted average grant date fair value, vested (in dollars per share) | $	9.17
Weighted average grant date fair value, outstanding and non-vested, end of the period (in dollars per share) | $	$ 4.12